Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	6 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	53 Months Ended	54 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended
	Feb. 16, 2022	Mar. 23, 2020	Sep. 15, 2017	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000248910
Account Value [Line Items]
Line Graph and Table Measure Name						Easterly ROCMuni High Income Municipal Bond
Accumulated Value	$ 9,776				$ 9,088				$ 8,715			$ 9,467			$ 4,004			$ 2,993
C000248909
Account Value [Line Items]
Line Graph and Table Measure Name						Easterly ROCMuni High Income Municipal Bond
Accumulated Value			$ 1,000,000				$ 1,094,990			$ 1,191,076			$ 1,110,108			$ 1,194,570			$ 1,079,314		$ 1,044,925		$ 1,127,890	$ 479,128	$ 357,316
C000248908
Account Value [Line Items]
Line Graph and Table Measure Name						Easterly ROCMuni High Income Municipal Bond
Accumulated Value		$ 10,000		$ 10,844				$ 11,596			$ 10,417			$ 10,022			$ 10,775			$ 4,547		$ 3,380
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	10,000				9,475				9,636			10,223			10,231			10,652
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value			1,000,000				1,005,179			1,092,831			1,128,188			1,166,501			1,065,803		1,083,967		1,149,968	1,150,853	1,198,260
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value		10,000		11,183				11,563			10,565			10,745			11,399			11,408		11,878
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg High Yield Muni Bond Index
Accumulated Value	$ 10,000				$ 9,274				$ 9,322			$ 10,476			$ 10,319			$ 11,007
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg High Yield Muni Bond Index
Accumulated Value			$ 1,000,000				$ 1,063,810			$ 1,168,121			$ 1,179,366			$ 1,322,947			$ 1,189,821		$ 1,196,029		$ 1,344,061	$ 1,323,972	$ 1,412,176
Bloomberg High Yield Muni Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg High Yield Muni Bond Index
Accumulated Value		$ 10,000		$ 11,845				$ 13,287			$ 11,950			$ 12,012			$ 13,499			$ 13,297		$ 14,183